INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total assets	$ 111,643	$ 122,520
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Logistics
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Self-storage
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Mixed-use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Logistics
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Self-storage
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Mixed-use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	71,565	76,014
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	3,946	4,182
Level 3 | Core Office | Commercial properties | United States
Disclosure of fair value measurement of assets [line items]
Total assets	15,213	14,415
Level 3 | Core Office | Commercial properties | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	4,633	4,127
Level 3 | Core Office | Commercial properties | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	1,881	2,342
Level 3 | Core Office | Commercial properties | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	936	137
Level 3 | Core Office | Commercial properties | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	361	329
Level 3 | Core Office | Commercial developments | United States
Disclosure of fair value measurement of assets [line items]
Total assets	535	822
Level 3 | Core Office | Commercial developments | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	173	118
Level 3 | Core Office | Commercial developments | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	419	49
Level 3 | Core Office | Commercial developments | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	1,931	1,194
Level 3 | Core Office | Commercial developments | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Core Retail | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	21,561	17,224
Level 3 | Core Retail | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	383
Level 3 | LP Investments - Office | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	8,054	7,861
Level 3 | LP Investments - Office | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	702	577
Level 3 | LP Investments Retail | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,812	3,408
Level 3 | LP Investments Retail | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	6
Level 3 | Logistics | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	84	183
Level 3 | Logistics | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	10	0
Level 3 | Multifamily | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,937	4,151
Level 3 | Multifamily | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Triple Net Lease | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	4,508	5,067
Level 3 | Triple Net Lease | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Self-storage | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	991	847
Level 3 | Self-storage | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	16	84
Level 3 | Student Housing | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,445	2,031
Level 3 | Student Housing | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	160	386
Level 3 | Manufactured Housing | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,446	2,369
Level 3 | Manufactured Housing | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Mixed-use | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,703	11,523
Level 3 | Mixed-use | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 563